Schedule of Inventories (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Inventory Disclosure [Abstract]
Spare parts and other materials		$ 3,455,213	$ 3,539,223
Work-in-progress		22,315,068	44,074,158
Inventory, Net	$ 3,311,099	$ 25,770,281	$ 47,613,381